UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term

            Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.5%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$515	$515,896
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	1,655	1,946,048

		2,461,944
Arizona — 2.8%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 7/01/50 (a)	925	974,839
City of Phoenix Arizona IDA, RB, Series A:
Facility, Eagle College Preparatory Project, 5.00%, 7/01/33	870	888,966
Legacy Traditional Schools Projects, 5.00%, 7/01/46 (a)	1,255	1,280,514
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A (a):
5.00%, 7/01/35	125	130,474
5.00%, 7/01/46	135	139,267
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	725	872,770
State of Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.13%, 7/01/37 (a)	360	379,609

		4,666,439
California — 12.4%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	385	417,629
Sutter Health, Series B, 6.00%, 8/15/42	1,040	1,183,177
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/19 (b)	680	745,062
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	70	77,491
5.25%, 8/15/49	175	192,468
California Pollution Control Financing Authority, RB, Calplant I Project, Green Bonds, AMT, 7.50%, 7/01/32 (a)	505	530,846

Municipal Bonds	Par (000)	Value
California (continued)
City & County of San Francisco Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D, 0.00%, 8/01/31 (a)(c)	$1,265	$600,976
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	2,045	2,249,725
5.25%, 5/15/39	270	289,683
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 5.00%, 11/01/19 (b)	3,225	3,516,540
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	165	201,178
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 6/01/46	1,000	991,940
5.60%, 6/01/36	2,000	2,024,000
San Marcos Unified School District, GO, CAB, SAN, Election of 2010, Series B, 0.00%, 8/01/38 (c)	3,725	1,682,769
State of California, GO, Various Purposes, 6.50%, 4/01/33	2,000	2,188,880
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	355	403,841
Sub-Series I-1, 6.38%, 11/01/19 (b)	400	448,472
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 6/01/37	2,150	2,153,870
5.13%, 6/01/46	1,005	994,920

		20,893,467
Colorado — 5.5%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47	275	279,100
Colorado Health Facilities Authority, Refunding RB, Series A:
Sisters of Charity of Leavenworth Health System, 5.00%, 1/01/40	3,940	4,211,663

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Series A (continued):
Sunny Vista Living Center Project, 6.13%, 12/01/45 (a)	$160	$168,346
Sunny Vista Living Center Project, 6.25%, 12/01/50 (a)	520	550,014
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,745,517
North Range Metropolitan District No. 2, GO, Limited Tax, 5.50%, 12/15/17 (b)	1,200	1,220,460
Table Mountain Metropolitan District, GO, Series A, 5.25%, 12/01/45	1,000	1,024,370

		9,199,470
Connecticut — 0.5%
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 2/01/30 (a)	860	914,300
Delaware — 1.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	750	807,600
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,240	2,331,974

		3,139,574
District of Columbia — 1.4%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	260	301,228
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	750	834,075
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	170	181,824

Municipal Bonds	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A (continued):
5.25%, 10/01/44	$1,000	$1,073,130

		2,390,257
Florida — 3.6%
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Water & Sewer System, 5.00%, 10/01/34	1,950	2,160,093
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.00%, 5/01/21	100	101,668
4.25%, 5/01/26	100	101,162
Lakewood Ranch Stewardship District Special Assessment Bonds,, Village of Lakewood Ranch Sector Projects, 5.13%, 5/01/46	415	421,843
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (b)	1,080	1,340,269
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Convertible CAB, Series A2, 6.61%, 5/01/39	95	94,999
Convertible CAB, Series A3, 0.00%, 5/01/40 (d)	225	134,636
Convertible CAB, Series A4, 0.00%, 5/01/40 (d)	120	53,154
Series 2015-2, 0.00%, 5/01/40 (d)	310	160,952
Series A1, 6.65%, 5/01/40	340	340,075
Tolomato Community Development District (e):
Series 1, 0.00%, 5/01/40 (d)	505	311,822
Series 1, 6.65%, 5/01/40 (f)	15	15,079
Series 3, 6.61%, 5/01/40 (f)	340	3
Series 3, 6.65%, 5/01/40 (f)	275	3

2	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Florida (continued)
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 5/01/43	$810	$875,197

		6,110,955
Georgia — 0.6%
Atlanta Development Authority, RB, Georgia Proton Treatment Center Project, Series A-1:
6.75%, 1/01/35	395	409,623
7.00%, 1/01/40	305	319,445
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	240	283,034

		1,012,102
Guam — 0.1%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	125	131,766
Illinois — 10.4%
City of Chicago Illinois, GO, Refunding, Series A:
6.00%, 1/01/38	595	638,298
Project, 5.25%, 1/01/32	1,090	1,114,351
City of Chicago Illinois O’Hare International Airport, ARB:
3rd Lien, Series A, 5.75%, 1/01/21 (b)	2,100	2,425,017
3rd Lien, Series A, 5.75%, 1/01/39	400	453,688
Senior Lien, Series D, AMT, 5.00%, 1/01/52	800	887,344
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	360	387,810
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,000	1,057,060
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	350	375,452
Illinois Finance Authority, RB, Advocate Health Care Network, Series C:
5.38%, 4/01/19 (b)	870	931,840
5.38%, 4/01/44	975	1,032,778

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	$550	$600,919
Presence Health Network, Series C, 5.00%, 2/15/41	1,500	1,603,230
Illinois State Toll Highway Authority, RB, Senior, Series A, 5.00%, 1/01/38	815	912,776
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.50%, 6/15/53	200	211,666
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Refunding Bonds, Series B-2, 5.25%, 6/15/50	800	809,504
Series B (AGM), 5.00%, 6/15/50	1,790	1,845,383
Series B-2, 5.00%, 6/15/50	625	627,119
State of Illinois, GO, 5.00%, 3/01/37	745	763,036
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (b)	215	231,961
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/44	475	517,313

		17,426,545
Indiana — 6.2%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	365	433,905
7.00%, 1/01/44	885	1,061,885
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 1/01/29 (a)	1,155	1,121,147
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1 (a):
6.63%, 1/15/34	135	139,629
6.75%, 1/15/43	200	206,834
6.88%, 1/15/52	410	423,961
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,285	1,466,185

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	$160	$171,176
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	520	558,184
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	2,190	2,371,244
Sisters of St. Francis Health Services, 5.25%, 11/01/39	290	312,289
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	600	642,678
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (b)	350	374,812
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	445	503,584
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 1/15/51 (a)	560	566,031

		10,353,544
Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	830	848,193
5.25%, 12/01/25	660	704,009
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	500	529,965

		2,082,167
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	450	483,480

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (d)	$565	$488,392

		971,872
Louisiana — 4.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	2,000	2,022,460
Series A-1, 6.50%, 11/01/35	1,135	1,288,940
Parish of St. John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	1,750	1,753,202
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	350	369,380
5.25%, 5/15/31	300	318,483
5.25%, 5/15/32	380	408,321
5.25%, 5/15/33	415	444,021
5.25%, 5/15/35	945	1,017,992

		7,622,799
Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	970	1,060,259
Maryland — 1.0%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	970	1,040,936
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	645	652,192

		1,693,128
Massachusetts — 5.8%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 1/01/47	860	953,964
Boston Medical Center, Series D, 5.00%, 7/01/44	1,000	1,094,220
North Hill Communities Issue, Series A, 6.50%, 11/15/43 (a)	1,000	1,125,880

4	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, RB (continued):
Seven Hills Foundation and Affiliates, Series A, 5.00%, 9/01/45	$2,000	$2,113,000
UMass Boston Student Housing Project, 5.00%, 10/01/48	945	1,032,034
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/35	500	560,855
Massachusetts HFA, Refunding RB, Series A, AMT:
4.45%, 12/01/42	645	664,118
4.50%, 12/01/47	2,135	2,203,320

		9,747,391
Michigan — 1.6%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,970	2,189,261
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	410	445,650

		2,634,911
Minnesota — 0.5%
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project, Series A, 5.75%, 7/01/46	180	182,167
Housing & Redevelopment Authority of The City of State Paul Minnesota, Refunding RB, Hmong College Academy Project, Series A, 5.50%, 9/01/36	690	706,305

		888,472
Missouri — 0.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	85	96,361

Municipal Bonds	Par (000)	Value
Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	$115	$126,125

		222,486
Nebraska — 0.2%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 9/01/37	285	313,466
New Jersey — 7.2%
Casino Reinvestment Development Authority, Refunding RB:
5.00%, 11/01/22	2,035	2,223,991
5.25%, 11/01/39	475	487,630
5.25%, 11/01/44	1,160	1,183,015
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	505	507,954
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,410	1,525,028
New Jersey EDA, Refunding RB, Series BBB, 5.50%, 6/15/31	1,225	1,344,278
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	785	879,946
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Joseph’s Healthcare System Obligated Group, 5.00%, 7/01/41	750	816,915
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/45	585	600,666
Transportation System, Series B, 5.25%, 6/15/36	845	877,583
New Jersey Turnpike Authority, Refunding RB, Series B, 4.00%, 1/01/37 (g)	240	254,695
Tobacco Settlement Financing Corp. New Jersey, Series 1A, 5.00%, 6/01/41	1,500	1,431,780

		12,133,481
New York — 31.1%
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 6/15/31	2,830	3,202,258

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2017	5

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
New York (continued)
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (a)	$900	$925,542
5.00%, 6/01/42	1,505	1,455,847
5.00%, 6/01/45	555	527,544
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	1,500	1,267,935
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Asset-Backed, Series A-3, 5.13%, 6/01/46	550	536,849
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	910	891,054
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A:
5.75%, 2/15/21 (b)	3,915	4,539,951
5.75%, 2/15/47	2,595	2,984,250
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	1,125	1,322,404
5.25%, 11/15/39	400	469,640
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Fiscal 2018, Series S-1, 4.00%, 7/15/36	320	343,085
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	6,140	6,960,304
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	420	455,125
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	2,355	2,550,465
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	160	175,766
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	395	438,241
4 World Trade Center Project, 5.75%, 11/15/51	2,220	2,562,435

Municipal Bonds	Par (000)	Value
New York (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	$1,000	$1,096,800
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/20	250	269,188
5.00%, 8/01/26	1,275	1,370,446
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	730	818,410
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 206th Series, AMT, 5.00%, 11/15/37 (g)	1,565	1,821,222
State of New York Dormitory Authority, RB (b):
Series A, 5.25%, 7/01/18	1,000	1,039,430
Series B, 5.75%, 3/15/19	11,250	12,115,912
State of New York Dormitory Authority, Refunding RB, Orange Regional Medical Center, 5.00%, 12/01/33 (a)	455	503,367
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 6/01/42	1,750	1,746,640

		52,390,110
North Carolina — 0.5%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (b)	480	515,289
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	260	286,354

		801,643
Ohio — 4.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.88%, 6/01/47	1,500	1,413,030
5.75%, 6/01/34	2,295	2,168,798

6	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	$2,650	$2,864,676
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	1,220	1,325,225

		7,771,729
Oklahoma — 2.5%
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project:
5.25%, 11/15/37	615	679,901
5.25%, 11/15/45	925	1,010,220
Norman Regional Hospital Authority, Refunding RB, 5.00%, 9/01/37	1,000	1,128,300
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 8/01/57	1,215	1,334,338

		4,152,759
Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 6/15/38 (c)	625	267,988
Pennsylvania — 2.3%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 5/01/42 (a)	470	489,355
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	300	322,467
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, 5.00%, 12/31/38	465	519,526
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	720	772,581

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	$1,200	$1,229,604
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	520	582,171

		3,915,704
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	40	39,672
5.63%, 5/15/43	1,860	1,825,088

		1,864,760
Rhode Island — 2.5%
Rhode Island Health & Educational Building Corp., RB, Series G (AGM), 5.00%, 5/15/42 (g)	395	451,801
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	420	454,440
Series B, 4.50%, 6/01/45	1,875	1,887,206
Series B, 5.00%, 6/01/50	1,360	1,396,258

		4,189,705
South Carolina — 2.3%
State of South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/55	940	1,056,729
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	1,840	2,081,813
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	660	738,045

		3,876,587
Tennessee — 0.6%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 4.00%, 7/01/47	1,065	1,091,156
Texas — 6.7%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/21 (b)	730	853,575

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2017	7

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB:
5.00%, 10/01/20 (b)	$240	$269,088
5.00%, 10/01/35	285	315,427
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	250	259,920
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/23 (b)	210	270,755
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	700	776,699
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	5,200	2,244,684
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	180	188,770
Scott & White Healthcare, 6.00%, 8/15/20 (b)	105	120,462
Scott & White Healthcare, 6.00%, 8/15/20 (b)	1,285	1,474,229
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A (AGM) (NPFGC), 0.00%, 11/15/34 (c)	3,000	1,442,520
Mission Economic Development Corp., RB, Senior Lien, Natgasoline Project, Series B, AMT, 5.75%, 10/01/31 (a)	875	916,204
Newark Higher Education Finance Corp., RB, Series A (a):
5.50%, 8/15/35	135	137,010
5.75%, 8/15/45	275	280,662
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
Blueridge Transportation Group, AMT, 5.00%, 12/31/55	1,025	1,115,784

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien (continued):
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	$500	$568,510

		11,234,299
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,815	1,929,236
Virginia — 2.9%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 3/01/26	260	262,657
5.13%, 3/01/31	510	511,714
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 6/01/47	1,025	973,801
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (a)	240	250,493
Virginia HDA, RB, Rental Housing, Series F, 5.00%, 4/01/45	1,000	1,053,450
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,540	1,745,174

		4,797,289
Washington — 1.8%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	350	390,995
Washington Economic Development Finance Authority, RB, Columbia Pulp I, LLC Project, Series A, AMT, 7.50%, 1/01/32 (a)(g)	1,480	1,561,459
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	1,020	1,122,796

		3,075,250
Wisconsin — 1.1%
Public Finance Authority, RB, Series A:
5.00%, 12/01/45	825	866,217
5.15%, 12/01/50	555	582,006

8	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, Refunding RB, Celanese Project:
Series C, AMT, 4.30%, 11/01/30	$200	$207,980
Series D, 4.05%, 11/01/30	200	207,304

		1,863,507
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/19 (b)	100	105,729
Total Municipal Bonds — 131.6%		221,398,246

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	1,240	1,308,919
California — 3.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (b)	1,090	1,175,323
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (b)(i)	840	882,806
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, AMT, Series B, 5.00%, 5/15/46	2,700	3,080,754
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/47	495	576,235
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (b)	554	600,816

		6,315,934
Colorado — 0.5%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (i)	740	768,768
Illinois — 2.6%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,340	2,665,307

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 1/01/38	$1,498	$1,695,267

		4,360,574
Massachusetts — 4.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	7,112	8,051,397
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (b)(i)	660	711,333
New York — 2.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	495	534,055
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,860	2,165,464
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,215	1,413,337

		4,112,856
North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,180	1,348,846
Ohio — 2.9%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	4,634	4,906,546
Pennsylvania — 1.2%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,680	1,991,052
Texas — 9.6%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	11,000	12,495,780
County of Harris Texas, RB, Toll Road, Senior Lien, Series A:
5.00%, 8/15/19 (b)(i)	1,202	1,289,437
5.00%, 8/15/38	920	986,307

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2017	9

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Texas (continued)
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	$1,170	$1,315,595

		16,087,119
Virginia — 1.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,949	3,186,202
Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/19 (b)(i)	1,989	2,129,774
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.9%		55,279,320
Total Long-Term Investments (Cost — $259,415,732) — 164.5%		276,677,566

Short-Term Securities — 0.2%	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.64% (j)(k)	408,307	$408,471
Total Short-Term Securities (Cost — $408,430) — 0.2%		408,471
Total Investments (Cost — $259,824,162*) — 164.7%		277,086,037
Liabilities in Excess of Other Assets — (0.2)%		(294,954)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.1)%		(32,154,080)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.4)%		(76,429,810)

Net Assets Applicable to Common Shares — 100.0%		$168,207,193

* As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$227,801,391

Gross unrealized appreciation		$18,525,223
Gross unrealized depreciation		(1,333,997)

Net unrealized appreciation		$17,191,226

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Non-income producing security.

(g)	When-issued security.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 7, 2018 to February 15, 2031, is $4,124,562.

(j)	During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2017	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,586,090	(1,177,783)	408,307	$408,471	$545	$407	$41
[1] Includes net capital gain distributions.

10	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

(k)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(21)	September 2017	$2,481	$(224)
10-Year U.S. Treasury Note	(41)	September 2017	$5,162	1,218
Long U.S. Treasury Bond	(40)	September 2017	$6,119	(16,025)
Ultra U.S. Treasury Bond	(14)	September 2017	$2,303	(19,015)
Total				$(34,046)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes
S/F	Single-Family

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2017	11

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$276,677,566	—	$276,677,566
Short-Term Securities	$408,471	—	—	408,471

Total	$408,471	$276,677,566	—	$277,086,037

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,218	—	—	$1,218
Liabilities:
Interest rate contracts	(35,264)	—	—	(35,264)

Total	$(34,046)	—	—	$(34,046)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock Long-Term Municipal Advantage Trust (BTA)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(32,093,420)	—	$(32,093,420)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)

Total	—	$(108,093,420)	—	$(108,093,420)

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2017	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Long-Term Municipal Advantage Trust

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Long-Term Municipal Advantage Trust

Date: September 25, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Long-Term Municipal Advantage Trust

Date: September 25, 2017